UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                              Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the December 26, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  December 26, 2006

                                Table of Contents
Factor Report                                                                 3
Distribution Report                                                           4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     16
Realized Loss Group Report                                                   17


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

                                     J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46626LFX3       674.62622008       30.70480086           3.01614138        33.72094224       643.92141922       5.550000%
A2       46626LFK1       238.96959150       79.63530468           1.03759269        80.67289737       159.33428682       5.390000%
A3       46626LFL9     1,000.00000000        0.00000000           4.43861112         4.43861112     1,000.00000000       5.510000%
A4       46626LFM7     1,000.00000000        0.00000000           4.51916677         4.51916677     1,000.00000000       5.610000%
M1       46626LFN5     1,000.00000000        0.00000000           4.59972220         4.59972220     1,000.00000000       5.710000%
M2       46626LFP0     1,000.00000000        0.00000000           4.62388899         4.62388899     1,000.00000000       5.740000%
M3       46626LFQ8     1,000.00000000        0.00000000           4.63194451         4.63194451     1,000.00000000       5.750000%
M4       46626LFR6     1,000.00000000        0.00000000           4.70444439         4.70444439     1,000.00000000       5.840000%
M5       46626LFS4     1,000.00000000        0.00000000           4.73666648         4.73666648     1,000.00000000       5.880000%
M6       46626LFT2     1,000.00000000        0.00000000           4.82527781         4.82527781     1,000.00000000       5.990000%
M7       46626LFU9     1,000.00000000        0.00000000           5.29250000         5.29250000     1,000.00000000       6.570000%
M8       46626LFV7     1,000.00000000        0.00000000           5.45361084         5.45361084     1,000.00000000       6.770000%
M9       46626LFW5     1,000.00000000        0.00000000           6.17861081         6.17861081     1,000.00000000       7.670000%
M10      46626LFY1     1,000.00000000        0.00000000           6.29944440         6.29944440     1,000.00000000       7.820000%
M11      46626LFZ8     1,000.00000000        0.00000000           6.29944403         6.29944403     1,000.00000000       7.820000%
P           N/A        1,000.00000000        0.00000000   2,273,333.40000000 2,273,333.40000000     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   747.78531439       25.43311458           3.68316035        29.11627492       722.35219981
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C             N/A          757.52653182     0.00000000           1.07961454         1.07961454       733.02052254        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                              ENDING
             FACE             PRINCIPAL                                                     REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL          INTEREST       TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        279,696,000.00    188,690,255.25    8,588,009.98     843,602.68    9,431,612.66      0.00       0.00      180,102,245.27
A2        203,526,000.00     48,636,525.08   16,207,855.02     211,177.09   16,419,032.11      0.00       0.00       32,428,670.06
A3        248,661,000.00    248,661,000.00            0.00   1,103,709.48    1,103,709.48      0.00       0.00      248,661,000.00
A4         25,395,000.00     25,395,000.00            0.00     114,764.24      114,764.24      0.00       0.00       25,395,000.00
M1         40,496,000.00     40,496,000.00            0.00     186,270.35      186,270.35      0.00       0.00       40,496,000.00
M2         36,953,000.00     36,953,000.00            0.00     170,866.57      170,866.57      0.00       0.00       36,953,000.00
M3         22,273,000.00     22,273,000.00            0.00     103,167.30      103,167.30      0.00       0.00       22,273,000.00
M4         20,248,000.00     20,248,000.00            0.00      95,255.59       95,255.59      0.00       0.00       20,248,000.00
M5         17,717,000.00     17,717,000.00            0.00      83,919.52       83,919.52      0.00       0.00       17,717,000.00
M6         16,198,000.00     16,198,000.00            0.00      78,159.85       78,159.85      0.00       0.00       16,198,000.00
M7         15,692,000.00     15,692,000.00            0.00      83,049.91       83,049.91      0.00       0.00       15,692,000.00
M8         14,174,000.00     14,174,000.00            0.00      77,299.48       77,299.48      0.00       0.00       14,174,000.00
M9         11,136,000.00     11,136,000.00            0.00      68,805.01       68,805.01      0.00       0.00       11,136,000.00
M10        12,149,000.00     12,149,000.00            0.00      76,531.95       76,531.95      0.00       0.00       12,149,000.00
M11        10,630,000.00     10,630,000.00            0.00      66,963.09       66,963.09      0.00       0.00       10,630,000.00
P                 100.00            100.00            0.00     227,333.34      227,333.34      0.00       0.00              100.00
R                   0.00              0.00            0.00           0.00            0.00      0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    974,944,100.00    729,048,880.33   24,795,865.00   3,590,875.45   28,386,740.45      0.00       0.00      704,253,015.33
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C          1,011,827,945.46   766,486,514.32        0.00        1,092,384.16    1,092,384.16    0.00       0.00     741,690,649.30
-----------------------------------------------------------------------------------------------------------------------------------

                                     J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                                        December 26, 2006


Dates:
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06



Principal Funds Remittance Report
                                               Group 1           Group 2            Total
Scheduled Principal Payments                194,872.29        303,753.55       498,625.84
Principal Prepayments                     7,465,852.61     15,518,072.34    22,983,924.95
Curtailments                                  5,908.07          8,973.78        14,881.85
Cutailment Interest Adjustments                  -3.85           -108.23          -112.08
Repurchased Principal Amounts                     0.00              0.00             0.00
Substitution Principal Amounts                    0.00              0.00             0.00
Net Liquidation Proceeds                    789,142.47        123,333.72       912,476.19
Other Principal Adjustments                       0.00              0.00             0.00
Non Recoverable Prin Advances                 2,273.84             30.43         2,304.27
Total Principal Remittance Amount         8,453,497.75     15,953,994.73    24,407,492.48


Interest Funds Remittance Report
                                               Group 1           Group 2            Total
Scheduled Gross Interest                  1,777,522.27      3,047,959.15     4,825,481.42
Servicing Fees                              117,513.13        201,856.21       319,369.34
Trustee Fees                                    705.07          1,211.12         1,916.19
Custodian Fees                                  470.05            807.42         1,277.48
Trust Oversight Manager Fees                  3,525.39          6,055.69         9,581.08
Non Recoverable Interest Advances            25,138.60            453.34        25,591.94
Interest Adjust From Prior Periods                0.00              0.00             0.00
Total Interest Remittance Amount          1,630,170.02      2,837,575.37     4,467,745.39


Prepayment Penalties Report
          Number of Loans Prepaid with   Balance of Loans Prepaid with     Amount of Prepayment
          Respect to which Prepayment    Respect to which Prepayment       Penalties Collected
          Penalties were Collected       Penalties were Collected
Group 1          17                          3,223,024.71                      91,772.01
Group 2          20                          4,665,718.72                     135,561.33
Total            37                          7,888,743.43                     227,333.34


Collateral Pool Detail
            Beginning Number of      Ending Number of      Beginning Aggregate      Ending Aggregate
            Loans Outstanding        Loans Outstanding     Loan Balance             Loan Balance
Group 1         1,621                  1,575               282,031,557.63           273,404,131.05
Group 2         2,196                  2,117               484,454,956.71           468,286,518.27
Total           3,817                  3,692               766,486,514.34           741,690,649.32


Advance Reporting
             Current Advances     Aggregate Advances
Group 1             0.00            0.00
Group 2             0.00            0.00
Total               0.00            0.00

Pooled Weighted Average Remaining Terms and Net Mortgage Rates
            Weighted Average Remaining     Weighted Average
            Term to Maturity               Net Mortgage Rate
Group 1           345.75                       7.04308%
Group 2           345.41                       7.02983%
Total             345.53                       7.03470%

Delinquent Mortgage Loans
Group 1
Category         Number      Principal Balance     Percentage
1 Month            75           12,641,950.90        4.62%
2 Month            24            3,072,613.72        1.12%
3 Month             9              800,117.64        0.29%
Total             108           16,514,682.26        6.04%

Delinquent Mortgage Loans
Group 2
Category         Number      Principal Balance     Percentage
1 Month           129           29,289,811.25        6.25%
2 Month            47            9,190,460.90        1.96%
3 Month            21            1,283,298.18        0.27%
Total             197           39,763,570.33        8.49%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number     Number of Loans     Principal Balance   Percentage
      1                 15             2,569,772.51        0.94%
      2                 23             4,752,370.78        1.01%
Total                   38             7,322,143.29        0.99%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              2
Principal Balance of Bankruptcy Loans that are Current                                                          445,225.46
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              347,065.02
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                12
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           1,777,482.03
Total Number of Bankruptcy Loans                                                                                        15
Total Principal Balance of Bankruptcy Loans                                                                   2,569,772.51

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              5
Principal Balance of Bankruptcy Loans that are Current                                                        1,061,173.25
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                               513,000.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                17
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           3,178,197.53
Total Number of Bankruptcy Loans                                                                                        23
Total Principal Balance of Bankruptcy Loans                                                                   4,752,370.78

Foreclosures
Group Number    Number of Loans       Principal Balance   Percentage
      1               98                16,633,899.57        6.08%
      2               136               37,761,187.19        8.06%
Total                 234               54,395,086.76        7.33%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  2
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                              675,949.50
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             122,976.10
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               95
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         15,834,973.97
Total Number of Foreclosure Loans                                                                                       98
Total Principal Balance of Foreclosure Loans                                                                 16,633,899.57

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                              136
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         37,761,187.19
Total Number of Foreclosure Loans                                                                                      136
Total Principal Balance of Foreclosure Loans                                                                 37,761,187.19

REO Properties
Group Number        Number of Loans      Principal Balance     Percentage
      1                    28              4,558,364.16           1.67%
      2                    32              9,602,939.18           2.05%
Total                      60             14,161,303.34           1.91%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                       28
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  4,558,364.16
Total Number of REO Loans                                                                                               28
Total Principal Balance of REO Loans                                                                          4,558,364.16

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                       32
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  9,602,939.18
Total Number of REO Loans                                                                                               32
Total Principal Balance of REO Loans                                                                          9,602,939.18

REO Property Scheduled Balance

Group Number       Loan Number      REO Date          Schedule Principal Balance
      1            1000279041       01/01/2006                 60,701.97
      1            1000279046       01/01/2006                 66,950.64
      1            1000281864       04/01/2006                260,704.21
      1            1000282312       12/01/2005                149,044.42
      1            1000282922       05/01/2006                182,596.79
      1            5000171540       11/01/2005                219,006.87
      1            5000172276       03/01/2006                 71,247.85
      1            5000174435       11/01/2005                 65,903.35
      1            5000174848       11/01/2005                102,720.01
      1            5000177536       05/01/2006                 50,979.92
      1            5000180321       06/01/2006                 77,724.14
      1            5000180727       03/01/2006                 97,988.61
      1            5000181235       02/01/2006                387,274.18
      1            5000182553       04/01/2006                116,559.69
      1            5000182567       12/01/2005                210,098.58
      1            6000175624       12/01/2005                197,877.23
      1            6000182582       01/01/2006                109,248.17
      1            6000182717       12/01/2005                218,451.97
      1            6000184892       12/01/2005                111,416.11
      1            6000185122       02/01/2006                137,763.73
      1            6000185376       02/01/2006                150,911.13
      1            6000186225       11/01/2005                147,440.74
      1            6000188659       04/01/2006                147,753.40
      1            7000166799       03/01/2006                197,918.67
      1            7000168179       01/01/2006                379,128.59
      1            7000168471       01/01/2006                158,189.11
      1            7000169120       05/01/2006                111,117.57
      1            7000171238       03/01/2006                371,646.51
      2            1000275203       02/01/2006                404,302.48
      2            1000279265       11/01/2005                465,123.90
      2            1000279593       12/01/2005                495,190.15
      2            1000281195       04/01/2006                255,135.25
      2            1000282143       11/01/2005                300,954.39
      2            1000282430       06/01/2006                455,611.85
      2            1000283298       03/01/2006                626,088.61
      2            1000285057       02/01/2006                263,033.31
      2            5000172495       01/01/2006                125,794.17
      2            5000174303       12/01/2005                369,926.72
      2            5000175215       03/01/2006                210,812.93
      2            5000175306       01/01/2006                192,206.67
      2            5000177538       05/01/2006                257,180.54
      2            5000178463       01/01/2006                 91,428.22
      2            5000180970       02/01/2006                210,055.80
      2            5000181163       01/01/2006                406,440.62
      2            5000181933       01/01/2006                 58,781.53
      2            6000001295       03/01/2006                112,570.47
      2            6000179093       05/01/2006                127,609.13
      2            6000179702       04/01/2006                109,937.03
      2            6000182784       02/01/2006                110,053.77
      2            6000184501       05/01/2006                 29,022.99
      2            6000184723       05/01/2006                301,990.47
      2            6000184762       12/01/2005                110,397.58
      2            6000185453       11/01/2005                426,336.02
      2            6000186012       04/01/2006                377,600.00
      2            7000167903       02/01/2006                565,869.34
      2            7000168733       01/01/2006                434,729.43
      2            7000168905       12/01/2005                716,296.26
      2            7000169410       12/01/2005                588,628.35
      2            7000170403       11/01/2005                186,742.89
      2            7000171248       02/01/2006                217,088.31
Total                                                      14,161,303.34

Principal Payoffs by Group occurred in this Distribution
Group Number     Number of Loans    Principal Balance       Percentage
      1                46             8,426,650.08            3.08%
      2                79            15,855,819.34            3.39%
Total                 125            24,282,469.42            3.27%

Realized Loss Group Report
Group       Current         Cumulative        Ending             Balance of            Net Liquidation
Number      Loss            Loss              Balance            Liquidated Loans      Proceeds
1           171,655.00      1,856,895.40      273,404,131.05       998,733.23          789,142.47
2           214,413.28        406,122.95      468,286,518.27       299,811.24          123,333.72
TOTAL       386,068.28      2,263,018.35      741,690,649.32     1,298,544.47          912,476.19

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                  386,068.28
Group 1                                                                                                         171,655.00
Group 2                                                                                                         214,413.28

Cumulative Realized Losses - Reduced by Recoveries                                                            2,263,018.35
Group 1                                                                                                       1,856,895.40
Group 2                                                                                                         406,122.95

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                      YES
(Is Delinquency Percentage > 31.75% of Senior Enhancement percentage ?)
Delinquency Percentage                                                                                           12.16478%
31.75% of Senior Enhancement percentage                                                                          10.90375%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.22366%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        37,437,633.98
Ending Overcollateralization Amount                                                                          37,437,633.98
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,117,685.04
Payment to Class C                                                                                            1,092,384.16

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                     0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                                  0.00
Net Swap Payment Paid                                                                                                 0.00
Net Swap Receipt Due                                                                                            376,553.40

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                   376,553.40
Withdrawals from the Swap Account                                                                               376,553.40
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                         13,481.77
Dividend Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                     13,481.77
Ending Balance                                                                                                    1,000.00

Interest Accrual Period:
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                         3,522.97
Class M-10                                                                                                        5,311.45
Class M-11                                                                                                        4,647.35

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                         3,522.97
Class M-10                                                                                                        5,311.45
Class M-11                                                                                                        4,647.35

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occurred this distribution                                                      345.20

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                  345.20

Available Net Funds Cap to Libor Certificates                                                                     7.277279

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.550000
Class A-2                                                                                                         5.390000
Class A-3                                                                                                         5.510000
Class A-4                                                                                                         5.610000
Class M-1                                                                                                         5.710000
Class M-2                                                                                                         5.740000
Class M-3                                                                                                         5.750000
Class M-4                                                                                                         5.840000
Class M-5                                                                                                         5.880000
Class M-6                                                                                                         5.990000
Class M-7                                                                                                         6.570000
Class M-8                                                                                                         6.770000
Class M-9                                                                                                         7.670000
Class M-10                                                                                                        7.820000
Class M-11                                                                                                        7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occurred This Period                                                                                  0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.